Note 16 - Income Tax (Details) - Gross Operating Loss Carryforwards (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	$ 79,932	$ 91,957
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	45,508	46,901
Valuation Allowance	32,937	41,412
Net	12,571	5,489
Capital Loss Carryforward [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	4,655	939
Valuation Allowance	4,655	939
Capital Loss Carryforward [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward		4,197
Valuation Allowance		4,197
Capital Loss Carryforward [Member] | Australian Taxation Office [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	7,434	8,123
Valuation Allowance	7,434	8,123
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	57,929	72,526
Valuation Allowance	264	2,438
Net	57,665	70,088
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	145,269	164,414
Valuation Allowance	4,099	4,099
Net	141,170	160,315
Australian Taxation Office [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward		304
Net		$ 304